BUSINESS ACQUISITION (Details) (USD $)	12 Months Ended		1 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended	0 Months Ended
	Feb. 28, 2015 item	Feb. 28, 2014	Dec. 31, 2014	Dec. 26, 2014	Feb. 28, 2014	Feb. 28, 2013	Feb. 18, 2014
Business acquisition
Number of business acquisitions	3
Purchase price allocation
Goodwill	$ 12,330,326	$ 7,509,824			$ 7,509,824
Unaudited pro forma results of operations
Number of acquisitions	3
Pro forma net revenues	434,205,910	314,304,931
Pro forma net income	66,917,495	60,681,648
Pro forma net income per share - basic (in dollars per share)	$ 0.42	$ 0.39
Pro forma net income per share - diluted (in dollars per share)	$ 0.41	$ 0.38
Muchong.com
Business acquisition
Equity interest acquired (as a percent)			100.00%
Total consideration			10,000,000
Purchase price paid	5,000,000
Contingent consideration			5,000,000
Purchase price allocation
Goodwill				3,712,000
Total				5,000,000
Muchong.com | Minimum
Business acquisition
Period of continuous employment for shareholders			2 years
Muchong.com | Trade name
Purchase price allocation
Intangible assets				1,095,000
Amortization period				10 years
Muchong.com | User base
Purchase price allocation
Intangible assets				193,000
Amortization period				5 years
Jingshi Shifan
Business acquisition
Equity interest acquired (as a percent)	65.00%
Purchase price paid	630,384
Purchase price allocation
Intangible assets	404,523
Goodwill	561,425
Noncontrolling interest	291,817
Gaokaopai
Business acquisition
Equity interest acquired (as a percent)	100.00%
Total consideration	638,009
Purchase price paid	446,605
Contingent consideration, shares issued	44,000
Number of installments in which the nonvested shares will vest	4
Purchase price allocation
Intangible assets	79,751
Goodwill	558,258
Kaoyan.com
Business acquisition
Total consideration					8,179,342
Purchase price allocation
Goodwill							6,947,717
Total							8,179,342
Unaudited pro forma results of operations
Pro forma net revenues		314,408,118				226,674,709
Pro forma net income		60,460,428				33,195,337
Pro forma net income per share - basic (in dollars per share)		$ 0.39				$ 0.21
Pro forma net income per share - diluted (in dollars per share)		$ 0.38				$ 0.21
Kaoyan.com | Trade name
Purchase price allocation
Intangible assets							771,952
Amortization period							10 years
Kaoyan.com | Customer relationship
Purchase price allocation
Intangible assets							426,839
Kaoyan.com | Customer relationship | Minimum
Purchase price allocation
Amortization period							3 years
Kaoyan.com | Customer relationship | Maximum
Purchase price allocation
Amortization period							5 years
Kaoyan.com | Non-compete agreement
Purchase price allocation
Intangible assets							$ 32,834
Amortization period							2 years